Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Operating Activities
Net loss	$ (28,515,000)	$ (818,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of Private Warrants	(9,826,000)	0
Deferred income tax provision	2,013,000
Depreciation and amortization	1,802,000	21,000
Stock-based compensation expense	6,287,000	19,000
Rent expense in excess of rent payments	19,000
Interest accrual with a related party	0	2,000
Amortization of development fee with a related party	0	(134,000)
Changes in operating assets and liabilities
Accounts receivable	(1,182,000)
Inventory	(1,516,000)
Prepaid expenses and other current assets	(3,133,000)	2,000
Other assets, net	(5,993,000)	(20,000)
Accounts payable	8,000	(98,000)
Accrued expenses	3,694,000	52,000
Other current liabilities	(42,000)	21,000
Other non-current liabilities	227,000
Net cash used in operating activities	(36,157,000)	(953,000)
Investing Activities
Purchases of property and equipment	(11,183,000)	(83,000)
Purchases of property and equipment from a related party	(122,911,000)
Advances on equipment	(444,000)
Net cash used in investing activities	(134,538,000)	(83,000)
Financing Activities
Proceeds from Business Combination and PIPE shares, net	448,500,000
Payments on financing obligation to a related party	(2,089,000)
Proceeds from stock option exercise	35,000
Issuance of preferred stock, net	0	4,880,000
Net cash provided by financing activities	446,446,000	4,880,000
Change in cash and cash equivalents	275,751,000	3,844,000
Cash and Cash Equivalents
Beginning of period	21,908,907	6,031,270
End of period	297,660,000	9,875,000
Non-cash Activities:
Fixed assets purchases in accounts payable	20,313,000
Fixed assets purchases in accrued liabilities	1,408,000
Operating lease right-of-use assets and liabilities	$ 735,000	$ 30,000